Investment Securities - Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Gross Unrealized Losses
Less than twelve months	$ (44,874)	$ (13,448)
Over twelve months	(2,677)	(5,173)
Total	(47,551)	(18,621)
Estimated Fair Value
Less than twelve months	2,526,660	1,515,493
Over twelve months	102,762	213,830
Total	2,629,422	1,729,323
Gross Unrealized Losses
Less than twelve months	(463)	(54)
Over twelve months	(487)	(823)
Total	(950)	(877)
Estimated Fair Value
Less than twelve months	22,890	5,529
Over twelve months	10,960	21,735
Total	33,850	27,264
U.S. Government-Sponsored Enterprise Obligations
Gross Unrealized Losses
Less than twelve months	(549)	(1,214)
Over twelve months	0	(378)
Total	(549)	(1,592)
Estimated Fair Value
Less than twelve months	150,554	177,839
Over twelve months	0	28,116
Total	150,554	205,955
Obligations of State and Political Subdivisions
Gross Unrealized Losses
Less than twelve months	(5,207)	(9)
Over twelve months	0	0
Total	(5,207)	(9)
Estimated Fair Value
Less than twelve months	148,059	5,765
Over twelve months	0	0
Total	148,059	5,765
Mortgage-Backed Securities
Gross Unrealized Losses
Less than twelve months	(38,667)	(11,737)
Over twelve months	(2,624)	(4,786)
Total	(41,291)	(16,523)
Estimated Fair Value
Less than twelve months	2,191,563	1,279,914
Over twelve months	98,912	185,215
Total	2,290,475	1,465,129
Other Securities
Gross Unrealized Losses
Less than twelve months	(451)	(488)
Over twelve months	(53)	(9)
Total	(504)	(497)
Estimated Fair Value
Less than twelve months	36,484	51,975
Over twelve months	3,850	499
Total	40,334	52,474
Obligations of State and Political Subdivisions
Gross Unrealized Losses
Less than twelve months	(133)	(9)
Over twelve months	0	(92)
Total	(133)	(101)
Estimated Fair Value
Less than twelve months	10,602	1,999
Over twelve months	0	4,162
Total	10,602	6,161
Mortgage-Backed Securities
Gross Unrealized Losses
Less than twelve months	(330)	(45)
Over twelve months	(487)	(731)
Total	(817)	(776)
Estimated Fair Value
Less than twelve months	12,288	3,530
Over twelve months	10,960	17,573
Total	$ 23,248	$ 21,103